Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Communication Services Portfolio
March 31, 2022
VTELP-NPRT1-0522
1.856921.114
Common Stocks - 99.9%
	Shares	Value ($)
Diversified Telecommunication Services - 7.9%
Alternative Carriers - 4.8%
EchoStar Holding Corp. Class A (a)(b)	14,000	340,760
Iridium Communications, Inc. (a)	3,400	137,088
Liberty Global PLC Class C (a)	161,800	4,192,238
Liberty Latin America Ltd. Class C (a)	118,490	1,136,319
		5,806,405
Integrated Telecommunication Services - 3.1%
AT&T, Inc.	159,800	3,776,074
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		9,582,479
Entertainment - 19.0%
Interactive Home Entertainment - 6.8%
Activision Blizzard, Inc.	53,100	4,253,841
Electronic Arts, Inc.	9,300	1,176,543
Motorsport Games, Inc. Class A (a)	600	792
Skillz, Inc. (a)(b)	1,900	5,700
Take-Two Interactive Software, Inc. (a)	10,100	1,552,774
Zynga, Inc. (a)	134,800	1,245,552
		8,235,202
Movies & Entertainment - 12.2%
Cinemark Holdings, Inc. (a)(b)	52,300	903,744
Endeavor Group Holdings, Inc. (a)	22,900	676,008
Lions Gate Entertainment Corp.:
Class A (a)(b)	2,800	45,500
Class B (a)	57,200	859,716
Marcus Corp. (a)(b)	29,600	523,920
Netflix, Inc. (a)	8,810	3,300,138
The Walt Disney Co. (a)	35,723	4,899,767
Warner Music Group Corp. Class A	54,200	2,051,470
World Wrestling Entertainment, Inc. Class A (b)	24,700	1,542,268
		14,802,531
TOTAL ENTERTAINMENT		23,037,733
Equity Real Estate Investment Trusts (REITs) - 0.7%
Specialized REITs - 0.7%
Lamar Advertising Co. Class A	7,200	836,496
Hotels, Restaurants & Leisure - 0.8%
Casinos & Gaming - 0.8%
Flutter Entertainment PLC (a)	8,800	1,026,539
Interactive Media & Services - 47.3%
Interactive Media & Services - 47.3%
Alphabet, Inc. Class A (a)	10,690	29,732,632
Angi, Inc. (a)(b)	101,199	573,798
Match Group, Inc. (a)	5,699	619,709
Meta Platforms, Inc. Class A (a)	93,700	20,835,132
Snap, Inc. Class A (a)	88,600	3,188,714
Twitter, Inc. (a)	34,000	1,315,460
Vimeo, Inc. (a)	5,800	68,904
Zoominfo Technologies, Inc. (a)	17,000	1,015,580
		57,349,929
Internet & Direct Marketing Retail - 1.9%
Internet & Direct Marketing Retail - 1.9%
Amazon.com, Inc. (a)	700	2,281,965
Media - 12.3%
Advertising - 0.3%
S4 Capital PLC (a)	46,900	178,053
TechTarget, Inc. (a)	1,900	154,432
		332,485
Broadcasting - 4.5%
Fox Corp. Class A	6,000	236,700
Liberty Media Corp.:
Liberty Media Class A (a)	45,100	2,847,163
Liberty SiriusXM Series A (a)	49,500	2,262,645
Liberty SiriusXM Series C (a)	2,851	130,376
		5,476,884
Cable & Satellite - 7.5%
Altice U.S.A., Inc. Class A (a)	83,400	1,040,832
Comcast Corp. Class A	48,300	2,261,406
DISH Network Corp. Class A (a)	5,454	172,619
Liberty Broadband Corp.:
Class A (a)	28,900	3,787,634
Class C (a)	13,400	1,813,288
		9,075,779
TOTAL MEDIA		14,885,148
Real Estate Management & Development - 0.2%
Real Estate Services - 0.2%
Zillow Group, Inc. Class A (a)	6,300	303,849
Road & Rail - 3.1%
Trucking - 3.1%
Uber Technologies, Inc. (a)	103,900	3,707,152
Software - 0.2%
Application Software - 0.2%
Viant Technology, Inc. (a)	30,001	196,507
Wireless Telecommunication Services - 6.5%
Wireless Telecommunication Services - 6.5%
T-Mobile U.S., Inc. (a)	61,421	7,883,385
TOTAL COMMON STOCKS (Cost $92,115,188)		121,091,182

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (c)	976,724	976,920
Fidelity Securities Lending Cash Central Fund 0.31% (c)(d)	2,382,967	2,383,205
TOTAL MONEY MARKET FUNDS (Cost $3,360,125)		3,360,125

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $95,475,313)	124,451,307
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(3,260,073)
NET ASSETS - 100.0%	121,191,234

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	440,527	5,596,800	5,060,407	107	-	-	976,920	0.0%
Fidelity Securities Lending Cash Central Fund 0.31%	2,483,130	4,518,430	4,618,355	664	-	-	2,383,205	0.0%
Total	2,923,657	10,115,230	9,678,762	771	-	-	3,360,125

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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